Collateralized transactions - Assets owned, pledged as collateral ,primarily to stock exchanges and clearing organizations (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023	Mar. 31, 2022
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		¥ 3,817,779	¥ 2,488,537
Non-trading debt securities	[1]	106,319	163,445
Investments in and advances to affiliated companies	[2]	14,023	12,832
Equities and convertible securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		194,486	368,235
Government and government agency securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		1,017,843	1,178,011
Bank and corporate debt securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		55,532	27,899
Residential mortgage-backed securities ("RMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		2,527,124	868,183
Collateralized debt obligations ("CDOs") and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets	[3]	12,383	9,548
Investment trust funds and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		¥ 10,411	¥ 36,661

[1]	Non-trading debt securities are primarily Japanese municipal securities issued by prefectures or ordinance-designated city.
[2]	Investments in and advances to affiliated companies comprise shares in Nomura Research Institute, Ltd.
[3]	Includes CLOs and ABS such as those secured on credit card loans, auto loans and student loans.